Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 02, 2024
Entity Registrant Name	SEI Institutional Managed Trust
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 02, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVTAX
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SGMIX
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SGLYX